14. GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Notes
14. GENERAL AND ADMINISTRATIVE EXPENSES

14.   GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2018	2017	2016
	$	$	$
Bad debt	40,967	62,930	99,000
Bank service charges	3,969	2,480	1,330
Filing and registration fees	94,029	74,898	62,130
Foreign exchange	692	3,630	(3,210)
Insurance	18,147	34,573	34,453
Investor relations	9,974	7,174	70,332
Management fees (Note 15)	187,883	100,243	-
Office maintenance	86,700	180,984	55,168
Payroll	30,534	79,847	122,330
Rent	50,336	49,229	46,050
Travel & Conferences	45,426	41,246	34,465
	568,657	637,234	522,048